SUBSEQUENT EVENTS (Details)				1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 05, 2026 USD ($)	May 18, 2026 USD ($)	Dec. 07, 2025 USD ($) $ / shares	Feb. 28, 2026	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Aug. 01, 2025 USD ($)	Dec. 31, 2024 $ / shares
SUBSEQUENT EVENTS
Par value | $ / shares			$ 0.00001			$ 0.0001	$ 0.0001		$ 0.0001
Proceeds received						$ 4,300,000	$ 10,000,000
Convertible promissory note
SUBSEQUENT EVENTS
Convertible promissory notes					$ 5,340,000	$ 4,300,000	$ 10,000,000	$ 10,000,000
Interest rate					5.00%			15.00%
Proceeds received					$ 300,000
Cartesian Growth Corporation III
SUBSEQUENT EVENTS
Conversion ratio			1
Par value | $ / shares			$ 0.00001
Factorial equity value			$ 1,100,000
Subsequent Event | Unaffiliated partner
SUBSEQUENT EVENTS
Term of development agreement					2 years
Subsequent Event | PowerCo
SUBSEQUENT EVENTS
Term of development agreement				15 months
Subsequent Event | Convertible promissory note
SUBSEQUENT EVENTS
Convertible promissory notes					$ 900,000
Proceeds received		$ 1,040,000
Subsequent Event | Convertible promissory note | January 2026 Notes
SUBSEQUENT EVENTS
Convertible promissory notes					$ 5,340,000
Interest rate					5.00%
Proceeds received					$ 4,300,000
Subsequent Event | Cartesian Growth Corporation III
SUBSEQUENT EVENTS
Conversion ratio	1
Factorial equity value	$ 1,100,000,000